Assets Classified as Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Assets Classified As Held For Sale And Discontinued Operation [Abstract]
Schedule of major assets and liabilities of commodities trading subsidiary
The major assets and liabilities of the commodities trading subsidiary as at December 31, 2016 comprised the following:
Current assets	$42,293
Non-current assets	3,374
Total assets held for sale	45,667
Debt	(20,140)
Other liabilities	(9,757)
Total liabilities relating to assets held for sale	(29,897)
Net assets held for sale	$15,770

Schedule of discontinued operations
	2015	2015
	Hydrocarbon properties	Iron ore interest
Revenues	$62,384	$—
Costs and expenses	(215,779)	(27,397)
Loss before income taxes	(153,395)	(27,397)
Income tax expense	(48,623)	—
Net loss from discontinued operations	(202,018)	(27,397)
Loss on disposal of assets	—	—
Income tax expense	(11,987)	—
Net loss on disposal of assets	(11,987)	—
Total loss from discontinued operations	$(214,005)	$(27,397)

Schedule of non cash impairment losses before income taxes on tangible assets and resource properties
2015
Hydrocarbon properties	$148,877
Interest in an iron ore development project	27,397
Gross impairment	$176,274